FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2019
FINANCIAL EXPENSES
FINANCIAL EXPENSES

3.   FINANCIAL EXPENSES

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Third parties :
Interest on long-term debt	$195.8	$179.1	$160.1
Amortization of financing fees and long-term debt discount	5.1	4.3	4.3
Interest on net defined benefit liability	4.3	4.1	3.4
(Gain) loss on foreign currency translation on short-term monetary items	(2.0)	2.6	(1.7)
Interest on lease liabilities	4.6	5.1	6.0
Other	(0.1)	(5.4)	(2.7)
	207.7	189.8	169.4
Affiliated corporations:
Interest expense	207.3	185.0	193.7
Dividend income	(209.5)	(186.9)	(195.5)
Interest on lease liabilities	2.0	2.1	2.3
Interest income	(7.5)	(0.8)	(13.9)
	(7.7)	(0.6)	(13.4)
	$200.0	$189.2	$156.0